LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
SCHEDULE OF LONG TERM DEBT

The long-term debt of is presented as follows:

	December 31,
	2022	2021
	(in thousands)
Convertible bonds	$-	$500
Loans	12,344	17,019
Leases	2,901	7,455
Total outstanding debt	15,245	24,974
Less current portion	(5,417)	(10,845)
Total long-term debt	$9,828	$14,129

SCHEDULE OF MATURITIES OF OUTSTANDING DEBT

The scheduled maturities of outstanding debt as of December 31, 2022 are as follows:

(in thousands)
2023	$5,417
2024	3,280
2025	2,324
2026	1,904
2027	1,148
Thereafter	1,172
Total outstanding debt	$15,245